Commitments and Contingencies - Schedule of Future Aggregate Minimum Lease Payments (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of Future Aggregate Minimum Lease Payments [Abstract]
2025	$ 534,889
2026	359,907
2027 and thereafter	2,777,822
Total future minimum lease payments	3,672,618
Less: imputed interest	(849,595)
Total operating lease liability	2,823,023
Less: operating lease liability - current	641,254	$ 559,375
Total operating lease liability – non current	$ 2,181,769	$ 571,131